Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share
Note 16:	Earnings Per Share

Earnings per share (EPS) were computed as follows:

	Year Ended December 31, 2011
	Income	Weighted-Average Shares	Per Share Amount

Net income	$3,285,683

Basic earnings per share
Income available to common stockholders		1,890,449	$1.74

Effect of dilutive securities
Stock options		—

Diluted earnings per share
Income available to common stockholders	$3,285,683	1,890,449	$1.74

Options to purchases 4,504 shares of common stock at $13.98 per share were outstanding at December 31, 2011, but were not included in the computation of diluted EPS because the options’ exercise price was greater than the average market price of the common shares.

	Year Ended December 31, 2010
	Income	Weighted-Average Shares	Per Share Amount

Net income	$2,066,460

Basic earnings per share
Income available to common stockholders		1,903,336	$1.09

Effect of dilutive securities
Stock options	—	2,389

Diluted earnings per share
Income available to common stockholders	$2,066,460	1,905,725	$1.08

Options to purchases 4,504 shares of common stock at $13.98 per share were outstanding at December 31, 2010, but were not included in the computation of diluted EPS because the options’ exercise price was greater than the average market price of the common shares.